Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Power generation	$ 129.6	$ 89.3	$ 335.0	$ 254.7
Staff costs	36.2	37.2	111.6	113.8
Tower repairs and maintenance	16.0	13.5	44.2	35.8
Unallocated items
Disclosure of operating segments [line items]
Staff costs	16.4	19.8	52.7	62.0
Nigeria | Operating segments
Disclosure of operating segments [line items]
Power generation	102.0	63.1	255.1	180.8
Staff costs	12.3	8.6	36.3	26.4
Tower repairs and maintenance	8.8	6.4	22.9	16.1
SSA | Operating segments
Disclosure of operating segments [line items]
Power generation	27.6	26.2	79.9	73.9
Staff costs	7.5	8.8	22.6	25.4
Tower repairs and maintenance	7.2	7.1	21.3	19.7
Latam | Operating segments | Discontinued operations
Disclosure of operating segments [line items]
Power generation	0.1	1.7	2.0	3.7
Staff costs	0.6	4.6	11.2	14.7
Tower repairs and maintenance	$ 0.2	$ 2.7	$ 3.7	$ 7.5